Derivatives and Hedging (Tables)	12 Months Ended
Dec. 31, 2022
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Summary of Fair Value Amounts of Derivative Instruments
The following table summarizes the fair value amounts of derivative instruments reported in the consolidated balance sheets as of December 31, 2022 and 2021:

	2022		2021
(in thousands)	Current Asset	Long-Term Asset	Current Asset	Long-Term Asset
Assets:
Derivative instruments designated as hedges
Interest rate contracts - cash flow hedge (1)	$—	$12,256	$—	$—
Interest rate contracts - fair value hedge (1)	—	—	1,971	—
Total derivative instruments designated as hedges	$—	$12,256	$1,971	$—

Undesignated derivative instruments
Equity options	$102,671	$119,098	$162,141	$190,430
Foreign exchange forwards and options	8,946	—	11,172	—
Total undesignated derivative instruments	$111,617	$119,098	$173,313	$190,430
Total Derivative Assets	$111,617	$131,354	$175,284	$190,430

	2022		2021
(in thousands)	Current Liability	Long-Term Liability	Current Liability	Long-Term Liability
Liabilities:
Derivative instruments designated as hedges
Interest rate contracts - cash flow hedge (1)	$—	($36,982)	$—	($628)
Total derivative instruments designated as hedges	$—	($36,982)	$—	($628)

Undesignated derivative instruments
Equity options	($102,896)	($119,736)	($162,608)	($191,251)
Foreign exchange forwards and options	(8,356)	—	(19,250)	—
Total undesignated derivative instruments	($111,252)	($119,736)	($181,858)	($191,251)
Total Derivative Liabilities	($111,252)	($156,718)	($181,858)	($191,879)
(1)The fair value amounts for the interest rate contracts do not include accrued interest.

Summary of the Classification of Gains and Losses on Derivative Instruments and Balance Sheet Line Items in Which the Hedged Item is Included
The following tables summarize the gains and losses on derivative instruments for the years ended December 31, 2022, 2021 and 2020:

	2022	2021	2020
(in thousands)	Other income, net	Other income, net	Other income, net
Total amounts presented in the Consolidated Statements of Income in which the effects of cash flow and fair value hedges are recorded	$6,741	$40,671	$114,326

Gains (Losses) on Derivatives in Cash Flow Hedges
Interest rate contracts
Amount of gain (loss) reclassified from accumulated other comprehensive loss	$21,940	($17,010)	$18,666
Amounts excluded from effectiveness testing	—	—	—

Gains (Losses) on Derivatives in Fair Value Hedges
Interest rate contracts
Hedged item	1,971	3,072	(2,568)
Derivatives designated as hedging instruments	(1,971)	(3,072)	2,568

Gains (Losses) Derivatives Not Designated as Hedging Instruments
Equity options	(130,801)	(23,882)	322,580
Cash convertible notes embedded cash conversion option	131,227	28,154	(321,213)
Foreign exchange forwards and options	72,641	10,333	(12,429)

Total gains (losses) on derivative instruments	$95,007	($2,405)	$7,604
The following tables summarizes the balance sheet line item in which the hedged item is included as of December 31, 2022 and 2021:

	Carrying Amount of the Hedged Assets (Liabilities)		Cumulative Amount of Fair Value Hedging Adjustment Included in the Carrying Amount of Hedged Assets (Liabilities)
(in thousands)	2022	2021	2022	2021
Balance Sheet line item in which the Hedged Item is included
Current portion of long-term debt	$—	($128,916)	$—	$1,971